Financial instruments - Fair values and risk management - Remaining contractual maturities of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	$ 0	$ 146
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,598,033	1,196,112
Derivative financial liabilities, undiscounted cash flows		(9)
Liquidity risk | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,429,845	837,126
Liquidity risk | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,111,977	214,641
Liquidity risk | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,138	37,732
Liquidity risk | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	52,073	106,613
Liquidity risk | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows		(9)
Liquidity risk | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	512,143	456,805
Derivative financial liabilities, undiscounted cash flows		(876)
Liquidity risk | Less than 1 year | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	313,873	217,328
Liquidity risk | Less than 1 year | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	143,799	99,058
Liquidity risk | Less than 1 year | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,397	33,806
Liquidity risk | Less than 1 year | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	52,073	106,613
Liquidity risk | Less than 1 year | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows		(876)
Liquidity risk | Between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,897,558	631,694
Derivative financial liabilities, undiscounted cash flows		797
Liquidity risk | Between 1 and 5 years | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,603,373	587,681
Liquidity risk | Between 1 and 5 years | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	292,668	40,363
Liquidity risk | Between 1 and 5 years | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,517	3,651
Liquidity risk | Between 1 and 5 years | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Between 1 and 5 years | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows		797
Liquidity risk | More than five years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,188,332	107,613
Derivative financial liabilities, undiscounted cash flows		70
Liquidity risk | More than five years | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	512,598	32,117
Liquidity risk | More than five years | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	675,510	75,220
Liquidity risk | More than five years | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	224	276
Liquidity risk | More than five years | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | More than five years | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows		70
Liquidity risk | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,674,328	1,037,326
Derivative financial liabilities		146
Liquidity risk | Other financial liabilities | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,855,426	730,311
Liquidity risk | Other financial liabilities | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	763,085	163,546
Liquidity risk | Other financial liabilities | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,744	36,856
Liquidity risk | Other financial liabilities | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 52,073	106,613
Liquidity risk | Other financial liabilities | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		$ 146